Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Oct. 04, 2021	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)		$ 0.35
Deferred underwriting fee		$ 4,025,000
Fully diluted shares (in Shares)		360,000,000
Subscribed share (in Shares)	11,500,000
Aggregate purchase price	$ 115,000,000
Contingent and deferred fees		$ 9,100,000
Annual compensation		$ 35,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)		$ 0.35
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)	$ 10